Shareholder Report, Holdings (Details) - C000005549	May 31, 2025
BNY Mellon
Holdings [Line Items]
Percent of Net Asset Value	21.80%
U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	21.50%
U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Federal Reserve Bank of New York
Holdings [Line Items]
Percent of Net Asset Value	9.80%
RBC Dominion Securities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Citigroup Global Markets
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Credit Agricole
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Federal Home Loan Banks
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	3.90%
State Street
Holdings [Line Items]
Percent of Net Asset Value	2.20%
U.S. Treasury Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	37.70%
U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	31.60%
U.S. Government Agency Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	26.20%
U.S. Government Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Short-Term and Other
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)